Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property And Equipment Details Narrative
Depreciation	$ 6,008	$ 5,958	$ 11,024	$ 12,078	$ 24,069	$ 19,858